Fair Value Measurements and Hierarchy (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of changes in the fair value

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 12, 2021 (including over-allotment)	280,875	10,857,917	11,138,792
Change in valuation inputs or other assumptions	$71,550	$2,002,917	$2,074,467

Fair value as of December 2, 2021	$352,425	$12,860,834	$13,213,259

P3 Health Partners Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of carrying amounts of financial instruments

	Successor
	June 30, 2022	December 31, 2021
Financial assets:
Cash	$63,145,379	$140,477,586
Restricted cash	753,920	356,286
Clinics fees and insurance receivables, net	1,931,291	1,090,104
Other receivables	261,935	726,903
Financial liabilities:
Accounts payable and accrued expenses	20,693,070	17,730,683
Warrants liabilities	5,429,009	11,382,826

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Financial Assets:
Cash	$140,477,586	$36,261,104
Restricted Cash	$356,286	$3,641,843
Clinics Fees and Insurance Receivables, Net	$1,090,104	$675,954
Other Receivables	$726,903	$146,117
Financial Liabilities:
Accounts Payable and Accrued Expenses	$17,730,683	$11,793,125
Liability for Warrants	$11,382,826	$6,316,605

Schedule of fair value hierarchy for financial liabilities

	Level 1	Level 2	Level 3	Total
Warrant liability as of June 30, 2022	$5,270,834	$—	$158,175	$5,429,009
Warrant liability as of December 31, 2021	10,880,550	—	502,276	11,382,826

Summary of Level 3 inputs into option pricing model

The key Level 3 inputs into the option pricing model as of June 30, 2022 relating to the Private Placement Warrants to purchase Class A Common Stock were as follows:

Volatility	65.00%
Risk-Free Interest rate	3.00%
Exercise Price	$11.50
Expected Term	4.4	Years

The key Level 3 inputs into the option pricing model as of December 31, 2021 relating to the Private Placement Warrants to purchase Class A Common Stock were as follows:

Volatility	60.00%
Risk-Free Interest rate	1.26%
Exercise Price	$11.50
Expected Term	4.9	Years

Schedule of changes in the fair value

	Successor	Predecessor
	Six Months Ended June	Six Months Ended June
	30, 2022	30, 2021
Beginning Balance of Private Warrant Liability	$502,276	$6,316,605
Mark-to-Market Adjustment for Stock Warrants	(344,101)	10,661,579
Ending Balance of Private Warrant Liability	$158,175	$16,978,184

	Successor	Predecessor
	December 3, 2021
	through		Year
	December 31,	January 1, 2021	Ended
	2021	through	December
	(Private	December 2, 2021	31, 2020
	Placement	(Class D	(Class D
	Warrants)	Warrants)	Warrants)
Beginning Balance	$793,650	$6,316,605	$ N/A
Issuance of Class D Warrants	—	—	6,316,605
Mark-to-Market Adjustment for Stock Warrants	(291,374)	7,664,869	—
Ending Balance	$502,276	$13,981,474	$6,316,605